PERSONNEL, MATERIAL AND SERVICES (Tables)	12 Months Ended
Dec. 31, 2017
PERSONNEL, MATERIAL AND SERVICES
Components of personnel, material and service expenses

	12/31/2017	12/31/2016	12/31/2015
Personnel	7,721,938	6,548,572	6,004,845
Material	324,082	329,599	318,410
Services	2,884,313	3,485,040	3,172,162

	10,930,333	10,363,211	9,495,417